Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

January 31, 2018

Dates Covered
Collections Period	01/01/18 - 01/31/18
Interest Accrual Period	01/16/18 - 02/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/17	203,798,031.84	19,108
Yield Supplement Overcollateralization Amount 12/31/17	3,734,089.19	0
Receivables Balance 12/31/17	207,532,121.03	19,108
Principal Payments	11,647,685.97	426
Defaulted Receivables	462,240.73	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/18	3,395,814.49	0
Pool Balance at 01/31/18	192,026,379.84	18,648

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	18.38%

Prepayment ABS Speed	1.28%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.68%
Weighted Average APR, Yield Adjusted	5.29%
Weighted Average Remaining Term	28.66

Delinquent Receivables:
Past Due 31-60 days	5,216,300.62	356
Past Due 61-90 days	1,454,305.02	97
Past Due 91-120 days	174,033.21	14
Past Due 121+ days	0.00	0
Total	6,844,638.85	467

Total 31+ Delinquent as % Ending Pool Balance	3.56%

Recoveries	335,809.15

Aggregate Net Losses/(Gains) - January 2018	126,431.58

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.73%
Prior Net Losses Ratio	1.32%
Second Prior Net Losses Ratio	0.69%
Third Prior Net Losses Ratio	-0.12%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.60%

Flow of Funds	$ Amount

Collections	12,655,949.33
Advances	(897.41)
Investment Earnings on Cash Accounts	13,288.64
Servicing Fee	(172,943.43)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,495,397.13

Distributions of Available Funds
(1) Class A Interest	212,729.28
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	1,660,761.28
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,110,890.72
(7) Distribution to Certificateholders	477,329.60
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,495,397.13

Servicing Fee	172,943.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 01/16/18	193,687,141.12
Principal Paid	11,771,652.00
Note Balance @ 02/15/18	181,915,489.12

Class A-1
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-2a
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-2b
Note Balance @ 01/16/18	0.00
Principal Paid	0.00
Note Balance @ 02/15/18	0.00
Note Factor @ 02/15/18	0.0000000%

Class A-3
Note Balance @ 01/16/18	65,357,141.12
Principal Paid	11,771,652.00
Note Balance @ 02/15/18	53,585,489.12
Note Factor @ 02/15/18	15.1371438%

Class A-4
Note Balance @ 01/16/18	107,600,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	107,600,000.00
Note Factor @ 02/15/18	100.0000000%

Class B
Note Balance @ 01/16/18	20,730,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	20,730,000.00
Note Factor @ 02/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	246,415.53
Total Principal Paid	11,771,652.00
Total Paid	12,018,067.53

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.55947%
Coupon	1.78947%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	62,089.28
Principal Paid	11,771,652.00
Total Paid to A-3 Holders	11,833,741.28

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2493252
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.9106493
Total Distribution Amount	12.1599745

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1753934
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.2532542
Total A-3 Distribution Amount	33.4286476

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	141.08
Noteholders' Principal Distributable Amount	858.92

Account Balances	$ Amount

Advances
Balance as of 12/31/17	54,913.34
Balance as of 01/31/18	54,015.93
Change	(897.41)

Reserve Account
Balance as of 01/16/18	2,527,722.68
Investment Earnings	2,576.87
Investment Earnings Paid	(2,576.87)
Deposit/(Withdrawal)	-
Balance as of 02/15/18	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68